Supplemental Cash Flow Disclosure	12 Months Ended
Oct. 31, 2019
Supplemental Cash Flow Disclosure

21.	Supplemental Cash Flow Disclosure

	2019	2018	2017
Interest paid	$310,217	$128,042	$7,414
Fair value of common shares and units issued for services	255,360	720,516	-
Fair value of common shares issued as settlement of debt	121,587	500,000	-
Purchase of property and equipment on account	-	-	37,025
Property and equipment acquired through convertible note payable	-	-	139,001
Conversion of notes payable to common units	1,342,400	1,909,134	-
Prepayment of finance lease	-	-	4,712